NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 88.4%
20,653	Global X Lithium & Battery Tech ETF				$1,536,377
21,263	iShares Core S&P 500 ETF				8,808,835
12,899	iShares S&P Small-Cap 600 Growth ETF(e)				1,519,889
104,504	SPDR Portfolio S&P 500 Growth ETF				6,160,511
23,744	SPDR S&P Homebuilders ETF(e)				1,519,616
34,271	SPDR S&P Pharmaceuticals ETF(e)				1,469,198
39,239	Utilities Select Sector SPDR Fund				2,901,724
5,744	Vanguard Consumer Discretionary ETF				1,543,470
6,301	Vanguard Health Care ETF(e)				1,542,422
81,333	Xtrackers MSCI EAFE Hedged Equity ETF(e)				2,984,108
					29,986,150

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,779,300)				29,986,150

Shares
	SHORT-TERM INVESTMENTS — 10.5%
	MONEY MARKET FUNDS - 10.5%
1,466,914	Dreyfus Money Market Fund, Service Shares, 1.10%(a)				1,466,914
2,077,275	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 1.87%(a)				2,077,275
	TOTAL MONEY MARKET FUNDS (Cost $3,544,189)				3,544,189

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,544,189)				3,544,189

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(c) - 1.2%
	CALL OPTIONS PURCHASED - 0.5%
2,000	Chicago Board Options Exchange Volatility Index	08/10/2022	$24	$4,266,000	162,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $420,059)

	PUT OPTIONS PURCHASED - 0.7%
86	S&P 500 Index	08/31/2022	$3,880	$39,520,494	243,810
	TOTAL PUT OPTIONS PURCHASED (Cost - $729,138)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,149,197)				405,810

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares					Fair Value
5,588,777	COLLATERAL FOR SECURITIES LOANED — 16.5% Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 1.60% (a),(d)				$5,588,777
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,588,777)

	TOTAL INVESTMENTS - 116.6% (Cost $39,061,463)				$39,524,926
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds - $631,941)				(315,000)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $344,040)				(103,200)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%				(5,204,553)
	NET ASSETS - 100.0%				$33,902,173

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS WRITTEN(c) - (1.2)%
	CALL OPTIONS WRITTEN- (0.9)%
2,000	Chicago Board Options Exchange Volatility Index	08/10/2022	$22	$4,266,000	$315,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $631,941)

	PUT OPTIONS WRITTEN - (0.3)%
86	S&P 500 Index	08/31/2022	$3,700	$39,520,494	103,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $344,040)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $975,981)				$418,200

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of July 31, 2022.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Non-income producing security.

(d)	Security purchased with cash proceeds of security lending collateral.

(e)	All or portion of the security is on loan. Total loaned securities had a value of $5,475,726 at July 31, 2022.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 8.5%
	FIXED INCOME - 8.5%
7,687,715	iShares iBoxx $ High Yield Corporate Bond ETF(h)				$601,102,436

	TOTAL EXCHANGE-TRADED FUNDS (Cost $589,802,742)				601,102,436

	OPEN-END FUNDS — 1.4%
	FIXED INCOME - 0.7%
5,067,083	Navigator Ultra Short Bond Fund, Class I(k)				50,468,146

	MIXED ALLOCATION - 0.7%
5,423,020	Navigator Tactical US Allocation Fund, Class I(k)				47,017,582

	TOTAL OPEN-END FUNDS (Cost $104,965,318)				97,485,728

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 42.4%
	ADVERTISING & MARKETING — 0.1%
3,694,000	WPP Finance 2010		3.7500	09/19/24	3,633,098

	AEROSPACE & DEFENSE — 0.7%
23,000,000	Boeing Company		1.1670	02/04/23	22,716,339
5,596,000	Boeing Company		4.5080	05/01/23	5,613,960
2,000,000	Boeing Company		1.4330	02/04/24	1,924,912
19,250,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	18,618,882
1,000,000	Northrop Grumman Corporation		3.2500	08/01/23	999,532
					49,873,625
	ASSET MANAGEMENT — 0.4%
22,000,000	Charles Schwab Corporation		0.7500	03/18/24	21,196,210
1,900,000	Eaton Vance Corporation		3.6250	06/15/23	1,907,260
3,086,000	Golub Capital BDC, Inc.		3.3750	04/15/24	2,984,664
					26,088,134
	AUTOMOTIVE — 3.1%
10,000,000	American Honda Finance Corporation		0.3500	04/20/23	9,794,726

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	AUTOMOTIVE — 3.1% (Continued)
13,593,000	American Honda Finance Corporation		0.8750	07/07/23	$13,299,609
2,900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	2,914,732
36,335,000	Ford Motor Credit Company, LLC		4.2500	09/20/22	36,467,625
2,542,000	General Motors Company		5.4000	10/02/23	2,588,408
1,973,000	General Motors Financial Company, Inc.		1.7000	08/18/23	1,927,379
500,000	General Motors Financial Company, Inc.		1.2000	10/15/24	468,049
5,983,000	Hyundai Capital America(a)		3.2500	09/20/22	5,982,934
15,000,000	Hyundai Capital America(a)		0.8750	06/14/24	14,076,007
2,000,000	Toyota Motor Corporation		0.6810	03/25/24	1,920,872
5,555,000	Toyota Motor Credit Corporation Series B		2.9000	03/30/23	5,550,942
9,100,000	Toyota Motor Credit Corporation(b)	US0003M + 0.640%	3.4060	04/26/23	9,090,857
55,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.350%	1.9190	06/13/23	54,850,027
2,000,000	Toyota Motor Credit Corporation		0.5000	08/14/23	1,946,507
50,000,000	Toyota Motor Credit Corporation(b)	SOFRINDX + 0.650%	2.2040	12/29/23	50,010,405
700,000	Toyota Motor Credit Corporation		0.4500	01/11/24	674,052
5,000,000	Toyota Motor Credit Corporation		0.5000	06/18/24	4,752,533
					216,315,664
	BANKING — 4.8%
1,200,000	Banco Santander S.A.		2.7060	06/27/24	1,173,747
4,000,000	Bank of America Corporation(c)	US0003M + 0.790%	3.0040	12/20/23	3,989,918
2,670,000	Bank of America Corporation(c)	US0003M + 0.970%	3.4580	03/15/25	2,639,616
5,000,000	Bank of America Corporation(c)	SOFRRATE + 0.690%	0.9760	04/22/25	4,744,834
15,000,000	Bank of Montreal(b)	SOFRINDX + 0.710%	2.0890	03/08/24	14,896,138
2,800,000	Bank of Nova Scotia		2.0000	11/15/22	2,794,144
1,041,000	Bank of Nova Scotia		1.9500	02/01/23	1,035,471
6,819,000	Bank of Nova Scotia		1.6250	05/01/23	6,741,696
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,763,359
2,000,000	Barclays plc MTN	US0003M + 1.356%	4.3380	05/16/24	1,998,820
3,433,000	BPCE S.A.		4.0000	04/15/24	3,432,188
52,058,000	Canadian Imperial Bank of Commerce		0.4500	06/22/23	50,738,403
1,961,000	Canadian Imperial Bank of Commerce		0.9500	06/23/23	1,920,065
32,946,000	Citigroup, Inc.(b)	US0003M + 1.430%	3.0100	09/01/23	32,933,913

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	BANKING — 4.8% (Continued)
7,106,000	Citigroup, Inc.(c)	SOFRRATE + 0.686%	0.7760	10/30/24	$6,819,828
3,630,000	Citigroup, Inc.(c)	SOFRRATE + 0.669%	0.9810	05/01/25	3,438,989
2,000,000	Cooperatieve Rabobank UA		2.7500	01/10/23	1,998,739
2,000,000	Cooperatieve Rabobank UA		0.3750	01/12/24	1,911,905
600,000	Credit Suisse A.G.		0.4950	02/02/24	570,750
600,000	Credit Suisse Group Funding Guernsey Ltd.		3.8000	09/15/22	599,602
2,580,000	Deutsche Bank A.G.(b)	US0003M + 1.190%	2.6010	11/16/22	2,581,424
2,200,000	Deutsche Bank A.G.		0.8980	05/28/24	2,083,140
800,000	HSBC Holdings plc		4.2500	03/14/24	802,651
5,000,000	Huntington National Bank		3.5500	10/06/23	5,007,548
1,400,000	JPMorgan Chase & Company		3.3750	05/01/23	1,403,022
26,005,000	JPMorgan Chase & Company(b)	US0003M + 1.230%	4.0130	10/24/23	26,024,039
3,700,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.580%	0.6970	03/16/24	3,634,946
9,450,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.455%	1.5140	06/01/24	9,266,773
1,420,000	JPMorgan Chase & Company(c)	US0003M + 0.890%	3.7970	07/23/24	1,417,555
1,100,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	1,059,563
2,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.420%	0.5630	02/16/25	1,895,253
1,880,000	JPMorgan Chase & Company(c)	US0003M + 1.155%	3.2200	03/01/25	1,853,376
1,300,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.540%	0.8240	06/01/25	1,223,219
10,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.580%	0.9690	06/23/25	9,412,213
2,511,000	KeyBank NA(c)	SOFRRATE + 0.320%	0.4330	06/14/24	2,443,432
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,417,382
2,583,000	Lloyds Banking Group plc(c)	H15T1Y + 0.550%	0.6950	05/11/24	2,509,429
7,160,000	Natwest Group plc		3.8750	09/12/23	7,149,001
600,000	Natwest Group plc		6.0000	12/19/23	612,414
1,684,000	PNC Bank NA		2.9500	01/30/23	1,681,925
2,000,000	PNC Financial Services Group, Inc.		3.5000	01/23/24	2,007,967
5,000,000	Royal Bank of Canada		1.6000	04/17/23	4,949,308
3,705,000	Royal Bank of Canada		0.5000	10/26/23	3,587,845
2,000,000	Royal Bank of Canada		0.4250	01/19/24	1,913,137

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	BANKING — 4.8% (Continued)
1,583,000	Royal Bank of Canada		0.6500	07/29/24	$1,497,013
12,000,000	Skandinaviska Enskilda Banken A.B.(a)		2.2000	12/12/22	11,958,756
5,750,000	Skandinaviska Enskilda Banken A.B.(a),(b)	US0003M + 0.645%	2.3660	12/12/22	5,748,986
2,000,000	Toronto-Dominion Bank		0.2500	01/06/23	1,977,542
500,000	Toronto-Dominion Bank		3.5000	07/19/23	501,540
1,743,000	Truist Bank(c)	US0003M + 0.735%	3.6890	08/02/24	1,740,620
6,837,000	Truist Financial Corporation		2.2000	03/16/23	6,792,937
2,000,000	US Bancorp		3.3750	02/05/24	2,007,153
39,500,000	Wells Fargo & Company(b)	US0003M + 1.230%	4.0360	10/31/23	39,533,773
2,000,000	Wells Fargo & Company		3.7500	01/24/24	2,011,581
2,285,000	Wells Fargo & Company Class MTN(c)	SOFRRATE + 1.600%	1.6540	06/02/24	2,242,963
10,000,000	Wells Fargo & Company		3.3000	09/09/24	9,990,525
2,000,000	Westpac Banking Corporation		2.7500	01/11/23	1,996,439
					336,078,515
	BEVERAGES — 0.1%
5,233,000	Keurig Dr Pepper, Inc.		0.7500	03/15/24	5,009,991
2,000,000	PepsiCo, Inc.		0.4000	10/07/23	1,941,478
					6,951,469
	BIOTECH & PHARMA — 1.5%
34,930,000	AbbVie, Inc.(b)	US0003M + 0.650%	2.1550	11/21/22	34,900,302
818,000	AbbVie, Inc.		2.3000	11/21/22	816,638
2,600,000	AbbVie, Inc.		3.7500	11/14/23	2,623,227
2,300,000	AbbVie, Inc.		3.8500	06/15/24	2,313,029
60,000,000	AstraZeneca plc		0.3000	05/26/23	58,585,687
4,000,000	Bristol-Myers Squibb Company		0.5370	11/13/23	3,882,981
2,000,000	GlaxoSmithKline Capital plc		0.5340	10/01/23	1,946,901
615,000	Merck & Company, Inc.		2.8000	05/18/23	614,277
1,470,000	Royalty Pharma plc		0.7500	09/02/23	1,421,226
500,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	504,470
					107,608,738
	BROKERAGE ASSET MANAGERS EXCHANGES — 0.1%
5,513,000	Blackstone Private Credit Fund(a)		1.7500	09/15/24	5,027,359

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(a)		7.5000	04/01/28	$1,104,000
1,233,000	Comcast Corporation		3.7000	04/15/24	1,243,618
1,136,000	Time Warner Entertainment Company, L.P.		8.3750	03/15/23	1,167,569
					3,515,187
	CHEMICALS — 0.1%
3,013,000	DuPont de Nemours, Inc.		4.2050	11/15/23	3,042,118
4,545,000	LYB International Finance BV		4.0000	07/15/23	4,552,496
					7,594,614
	CONSTRUCTION MATERIALS — 0.4%
18,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	17,904,758
10,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	9,722,348
					27,627,106
	DIVERSIFIED INDUSTRIALS — 0.1%
3,799,000	Honeywell International, Inc.		0.4830	08/19/22	3,795,087

	E-COMMERCE DISCRETIONARY — 1.5%
26,490,000	Amazon.com, Inc.		0.2500	05/12/23	26,023,308
25,000,000	Amazon.com, Inc.		2.7300	04/13/24	24,950,483
2,343,000	Amazon.com, Inc.		0.4500	05/12/24	2,245,924
49,947,000	eBay, Inc.(b)	US0003M + 0.870%	3.6760	01/30/23	49,976,305
					103,196,020
	ELECTRIC UTILITIES — 1.7%
24,150,000	Dominion Energy, Inc.(b)	US0003M + 0.530%	2.3590	09/15/23	24,026,163
3,835,000	Emera US Finance, L.P.		0.8330	06/15/24	3,607,125
34,000,000	Florida Power & Light Company(b)	SOFRINDX + 0.380%	1.9480	01/12/24	33,608,084
49,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 0.270%	1.7750	02/22/23	48,770,140
2,500,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	2,461,909
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	4,211,042
2,000,000	Southern Company		0.6000	02/26/24	1,903,843
					118,588,306
	ELECTRICAL EQUIPMENT — 0.5%
25,000,000	Siemens Financieringsmaatschappij N.V.(a)		0.4000	03/11/23	24,564,923
10,000,000	Siemens Financieringsmaatschappij N.V.(a)		0.6500	03/11/24	9,609,865
					34,174,788

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	ENTERTAINMENT CONTENT — 0.1%
1,000,000	Discovery Communications, LLC		2.9500	03/20/23	$997,277
6,672,000	TWDC Enterprises 18 Corporation		2.3500	12/01/22	6,653,005
					7,650,282
	FOOD — 1.5%
5,897,000	Campbell Soup Company		3.6500	03/15/23	5,893,787
5,700,000	Conagra Brands, Inc.		3.2500	09/15/22	5,702,605
14,483,000	Conagra Brands, Inc.		3.2000	01/25/23	14,462,663
14,250,000	Conagra Brands, Inc.		0.5000	08/11/23	13,827,645
12,555,000	General Mills, Inc.		2.6000	10/12/22	12,558,310
710,000	Hormel Foods Corporation		0.6500	06/03/24	680,267
54,860,000	McCormick & Co, Inc.		2.7000	08/15/22	54,860,000
					107,985,277
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(d)
2,420,000	Georgia-Pacific, LLC		8.0000	01/15/24	2,578,789

	GAS & WATER UTILITIES — 0.1%
2,700,000	Atmos Energy Corporation		0.6250	03/09/23	2,656,479
3,325,000	ONE Gas, Inc.		0.8500	03/11/23	3,269,578
					5,926,057
	HEALTH CARE FACILITIES & SERVICES — 1.6%
12,971,000	Aetna, Inc.		2.7500	11/15/22	12,969,175
21,000,000	AmerisourceBergen Corporation		0.7370	03/15/23	20,627,028
5,000,000	Beth Israel Lahey Health, Inc.		2.2200	07/01/28	4,539,573
7,000,000	Beth Israel Lahey Health, Inc.		3.0800	07/01/51	5,184,802
531,000	Cigna Corporation		3.0500	11/30/22	530,768
17,462,000	Cigna Corporation(b)	US0003M + 0.890%	3.4020	07/15/23	17,507,912
2,500,000	Cigna Corporation		3.7500	07/15/23	2,505,471
2,000,000	Cigna Corporation		0.6130	03/15/24	1,914,117
1,700,000	Elevance Health, Inc.		0.4500	03/15/23	1,676,786
14,189,000	Humana, Inc.		3.1500	12/01/22	14,188,971
23,605,000	Humana, Inc.		0.6500	08/03/23	22,955,325
6,055,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,016,105
					110,616,033

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3%
20,000,000	Triton Container International Ltd.(a)		0.8000	08/01/23	$19,215,706

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
2,000,000	Bank of New York Mellon Corporation		2.9500	01/29/23	1,998,454
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,068,438
2,000,000	Bank of New York Mellon Corporation		1.6000	04/24/25	1,901,558
14,000,000	Coinbase Global, Inc.(a)		3.3750	10/01/28	9,041,010
14,000,000	Coinbase Global, Inc.(a)		3.6250	10/01/31	8,330,490
2,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	1,993,908
23,283,000	Goldman Sachs Group, Inc.		3.6250	01/22/23	23,349,065
4,450,000	Goldman Sachs Group, Inc.(b)	US0003M + 0.750%	2.2550	02/23/23	4,444,485
3,758,000	Goldman Sachs Group, Inc.		3.2000	02/23/23	3,759,202
14,900,000	Goldman Sachs Group, Inc.		0.5230	03/08/23	14,650,241
20,000,000	Goldman Sachs Group, Inc.	SOFRRATE + 0.620%	1.9580	12/06/23	19,798,250
2,322,000	Goldman Sachs Group, Inc.		4.0000	03/03/24	2,339,952
7,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 0.572%	0.6730	03/08/24	6,860,075
1,285,000	Goldman Sachs Group, Inc.(c)	US0003M + 1.201%	3.2720	09/29/25	1,260,980
25,000,000	JPMorgan Chase Financial Company, LLC		2.5000	05/01/23	24,871,050
784,000	Morgan Stanley -		4.8750	11/01/22	787,658
2,025,000	Morgan Stanley		3.1250	01/23/23	2,026,392
64,730,000	Morgan Stanley		3.7500	02/25/23	64,923,669
4,000,000	Morgan Stanley MTN(c)	SOFRRATE + 0.455%	0.5290	01/25/24	3,935,981
1,785,000	Morgan Stanley(c)	SOFRRATE + 0.616%	0.7310	04/05/24	1,746,159
720,000	Morgan Stanley		3.8750	04/29/24	725,155
4,040,000	Morgan Stanley(c)	SOFRRATE + 0.509%	0.7910	01/22/25	3,842,939
3,219,000	Morgan Stanley(c)	SOFRRATE + 0.560%	1.1640	10/21/25	3,008,727
9,517,000	Morgan Stanley(b)	US0003M + 1.220%	2.5910	05/08/24	9,520,923
32,914,000	Nasdaq, Inc.		0.4450	12/21/22	32,528,227
					254,712,988
	INSURANCE — 3.5%
38,000,000	AIG Global Funding(a)		0.4000	09/13/23	36,795,234

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	INSURANCE — 3.5% (Continued)
1,865,000	Allstate Corporation		3.1500	06/15/23	$1,866,665
500,000	Aon plc		4.0000	11/27/23	503,627
17,000,000	Brighthouse Financial Global Funding(a)		0.6000	06/28/23	16,530,895
20,000,000	Equitable Financial Life Global Funding(a)		0.5000	04/06/23	19,592,067
25,000,000	Jackson Financial, Inc.(a)		1.1250	11/22/23	24,195,981
14,500,000	Metropolitan Life Global Funding I MTN(a),(b)	SOFRRATE + 0.570%	2.1440	01/13/23	14,494,042
50,000,000	New York Life Global Funding(a)		0.6000	08/27/24	47,124,981
25,000,000	New York Life Global Funding(a),(b)	SOFRINDX + 0.610%	2.2130	04/21/25	24,531,228
62,000,000	Northwestern Mutual Global Funding(a)		0.6000	03/25/24	59,165,710
					244,800,430
	LEISURE FACILITIES & SERVICES — 0.5%
19,772,000	Hyatt Hotels Corporation		1.3000	10/01/23	19,169,200
20,217,000	Starbucks Corporation(b)	SOFRINDX + 0.420%	1.6100	02/14/24	20,025,421
					39,194,621
	MACHINERY — 2.5%
4,360,000	Caterpillar Financial Services Corporation		0.2500	03/01/23	4,290,647
100,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.450%	1.6350	11/13/23	99,889,994
2,028,000	Caterpillar Financial Services Corporation		0.4500	05/17/24	1,937,900
23,547,000	Eaton Corporation		2.7500	11/02/22	23,525,098
800,000	John Deere Capital Corporation		1.2000	04/06/23	788,781
2,000,000	John Deere Capital Corporation		0.7000	07/05/23	1,954,965
2,364,000	John Deere Capital Corporation		0.4000	10/10/23	2,292,091
44,372,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	44,508,301
					179,187,777
	MEDICAL EQUIPMENT & DEVICES — 1.6%
32,000,000	Illumina, Inc.		0.5500	03/23/23	31,293,360
40,500,000	PerkinElmer, Inc.		0.5500	09/15/23	39,057,812
33,250,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	32,342,647
9,464,000	Thermo Fisher Scientific, Inc.		1.2150	10/18/24	9,044,860
					111,738,679
	OIL & GAS PRODUCERS — 2.2%
2,270,000	BP Capital Markets America, Inc.		3.7900	02/06/24	2,287,613

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	OIL & GAS PRODUCERS — 2.2% (Continued)
5,629,000	Canadian Natural Resources Ltd.		2.9500	01/15/23	$5,616,830
600,000	Chevron USA, Inc.		0.3330	08/12/22	599,624
20,835,000	Chevron USA, Inc.(b)	US0003M + 0.110%	1.5100	08/12/22	20,828,466
9,000,000	Chevron USA, Inc.(b)	US0003M + 0.200%	1.5990	08/11/23	9,006,760
5,570,000	Enbridge, Inc.(b)	SOFRRATE + 0.400%	1.5950	02/17/23	5,549,978
17,500,000	Enbridge, Inc.(b)	SOFRINDX + 0.630%	1.8200	02/16/24	17,271,267
16,433,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	16,445,002
13,015,000	Exxon Mobil Corporation		1.5710	04/15/23	12,913,578
609,000	Exxon Mobil Corporation		3.1760	03/15/24	610,384
16,930,000	Pioneer Natural Resources Company		0.5500	05/15/23	16,594,306
2,000,000	Shell International Finance BV		0.3750	09/15/23	1,941,977
41,220,000	TransCanada PipeLines Ltd.		2.5000	08/01/22	41,220,000
7,267,000	TransCanada PipeLines Ltd.		1.0000	10/12/24	6,829,846
					157,715,631
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(d)
500,000	Federal Realty Investment Trust		3.9500	01/15/24	500,632

	REAL ESTATE SERVICES — 0.5%
34,330,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	34,353,316

	RETAIL - CONSUMER STAPLES — 0.6%
25,454,000	7-Eleven, Inc.(a)		0.6250	02/10/23	25,056,835
11,500,000	Dollar General Corporation		3.2500	04/15/23	11,479,356
2,000,000	Walmart, Inc.		3.4000	06/26/23	2,005,550
3,662,000	Walmart, Inc.		3.3000	04/22/24	3,676,822
					42,218,563
	SEMICONDUCTORS — 1.2%
3,300,000	Marvell Technology, Inc.		4.2000	06/22/23	3,308,419
24,695,000	Microchip Technology, Inc.		4.3330	06/01/23	24,799,337
7,000,000	Microchip Technology, Inc.		0.9720	02/15/24	6,679,350
30,000,000	NVIDIA Corporation		0.3090	06/15/23	29,245,927
20,345,000	Skyworks Solutions, Inc.		0.9000	06/01/23	19,785,414
					83,818,447

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	SOFTWARE — 1.4%
2,000,000	Microsoft Corporation		2.8750	02/06/24	$2,002,198
73,435,000	Oracle Corporation		2.5000	10/15/22	73,343,941
5,528,000	Roper Technologies, Inc.		0.4500	08/15/22	5,521,906
19,758,000	VMware, Inc.		0.6000	08/15/23	19,138,381
					100,006,426
	SPECIALTY FINANCE — 2.7%
4,000,000	AerCap Ireland Capital DAC / AerCap Global		4.5000	09/15/23	3,996,937
35,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	33,620,448
28,993,000	Air Lease Corporation(b)	US0003M + 0.350%	2.1790	12/15/22	28,944,172
4,207,000	Air Lease Corporation MTN		0.7000	02/15/24	3,989,999
2,000,000	American Express Company		3.4000	02/27/23	2,002,996
40,000,000	American Express Company		0.7500	11/03/23	38,807,394
35,000,000	American Express Company(b)	SOFRINDX + 0.720%	1.8190	05/03/24	34,762,552
10,000,000	American Express Company		3.3750	05/03/24	9,989,759
600,000	Capital One Financial Corporation		3.2000	01/30/23	599,739
29,673,000	Capital One Financial Corporation(b)	US0003M + 0.720%	3.5260	01/30/23	29,606,664
6,237,000	Capital One Financial Corporation		3.5000	06/15/23	6,241,212
					192,561,872
	TECHNOLOGY HARDWARE — 0.8%
1,685,000	Apple, Inc.		1.7000	09/11/22	1,683,421
6,270,000	Apple, Inc.		2.4000	05/03/23	6,244,751
2,343,000	Apple, Inc.		2.8500	05/11/24	2,334,440
47,906,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	48,445,442
					58,708,054
	TECHNOLOGY SERVICES — 0.1%
600,000	Fiserv, Inc.		3.8000	10/01/23	601,936
5,000,000	Moody’s Corporation		2.6250	01/15/23	4,976,998
					5,578,934
	TELECOMMUNICATIONS — 0.6%
4,110,000	AT&T, Inc. B		0.9000	03/25/24	3,950,072
37,500,000	Sprint Communications, Inc.		6.0000	11/15/22	37,737,562
					41,687,634

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	TOBACCO & CANNABIS — 1.1%
40,257,000	Altria Group, Inc.		2.8500	08/09/22	$40,259,258
9,500,000	Altria Group, Inc.		4.0000	01/31/24	9,567,719
9,000,000	BAT CAPITAL CORP 2.764% 08/15/2022		2.7640	08/15/22	8,998,167
16,495,000	BAT Capital Corporation(b)	US0003M + 0.880%	2.2910	08/15/22	16,490,055
4,648,000	BAT Capital Corporation		3.2220	08/15/24	4,564,648
900,000	Philip Morris International, Inc.		1.1250	05/01/23	885,975
					80,765,822
	TRANSPORTATION & LOGISTICS — 0.1%
6,500,000	Ryder System, Inc.		3.8750	12/01/23	6,521,372
969,000	United Parcel Service, Inc.		2.4500	10/01/22	968,313
					7,489,685
	TRANSPORTATION EQUIPMENT — 0.7%
24,500,000	Daimler Trucks Finance North America, LLC(a),(b)	SOFRRATE + 0.500%	1.8670	06/14/23	24,398,881
25,000,000	Daimler Trucks Finance North America, LLC(a),(b)	SOFRRATE + 1.000%	2.5560	04/07/24	24,884,364
					49,283,245

	TOTAL CORPORATE BONDS (Cost $3,048,229,527)				2,988,362,610

Principal Amount ($)
	MUNICIPAL BONDS — 0.9%
	APPROPRIATION — 0.1%
9,000,000	Alabama Federal Aid Highway Finance Authority		0.2290	09/01/22	8,983,266

	COMBINED UTILITIES — 0.4%
27,500,000	Long Island Power Authority		0.3590	03/01/23	27,049,363

	INCOME TAX FINANCING — 0.0%(d)
3,000,000	New York State Dormitory Authority		2.0090	03/15/23	2,977,682

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.9% (Continued)
	SCHOOL DISTRICT — 0.2%
11,425,000	Los Angeles Community College District/CA	0.3260	08/01/22	$11,425,000

	STATE — 0.2%
7,500,000	State of Hawaii	0.2470	08/01/22	7,500,000
5,865,000	State of Hawaii	0.2470	10/01/22	5,842,846
				13,342,846

	TOTAL MUNICIPAL BONDS (Cost $64,290,000)			63,778,157

	U.S. GOVERNMENT & AGENCIES — 1.7%
	U.S. TREASURY BILLS — 1.4%
100,000,000	United States Treasury Bill(e)	1.3800	08/04/22	99,984,917

	U.S. TREASURY NOTES — 0.3%
20,000,000	United States Treasury Note	0.2500	08/31/25	18,483,203

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $119,980,098)			118,468,120

Principal Amount ($)		Coupon Rate (%)	Maturity
	COMMERCIAL PAPER - 3.5%
30,000,000	Crown Castle International Corporation	2.5900	08/09/22	29,980,867
50,000,000	FMC Corporation	0.0000	08/01/22	50,000,000
50,000,000	FMC Corporation	2.6200	08/16/22	49,942,708
35,000,000	Fortune Brands Home	2.0600	08/03/22	34,994,069
10,000,000	Hilltop Securities Incorporated	3.3800	09/07/22	9,964,953
70,000,000	Jabil, Inc.	2.1000	08/03/22	69,987,945
				244,870,542

	TOTAL COMMERCIAL PAPER (Cost $244,870,542)			244,870,542

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 30.3%
	MONEY MARKET FUNDS - 30.3%
100,010,001	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(f)	$100,010,001
373,872,309	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 1.87%(f)	373,872,308
325,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.68%(f)	324,902,500
99,940,036	Goldman Sachs Financial Square Money Market Fund, Institutional Class, 1.85%(f)	100,009,994
964,405,245	JPMorgan Prime Money Market Fund, Capital Class, 1.85%(f)	964,501,686
274,775,552	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 1.96%(f)	274,783,028
	TOTAL MONEY MARKET FUNDS (Cost $2,138,306,370)	2,138,079,517

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,138,306,370)	2,138,079,517

Contracts(g)		Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED(j) - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
2,000	S&P500 E-Mini Option Index	09/16/2022	$4,100	$413,029,000	13,550,000
2,500	S&P500 E-Mini Option Index	09/16/2022	4,200	516,286,250	10,250,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,087,675)				23,800,000

	PUT OPTIONS PURCHASED(j) - 0.0%(d)
12,814	10 Year US Treasury Note Option Future	08/26/2022	$101	$1,552,300,774	—
6,641	10 Year US Treasury Note Option Future	08/26/2022	103	804,497,381	—
10,000	10 Year US Treasury Note Option Future	08/26/2022	103	1,211,410,000	—
1,000	10 Year US Treasury Note Option Future	08/26/2022	118	121,141,000	140,625
10,000	10 Year US Treasury Note Option Future	08/26/2022	98	1,211,410,000	—
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,616,681)				140,625

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $13,704,356)				23,940,625

Shares
	COLLATERAL FOR SECURITIES LOANED – 12.7%
895,544,660	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 1.60% (f),(i)	895,544,660
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $895,544,660)

	TOTAL INVESTMENTS – 101.7% (Cost $7,219,693,613)	$7,171,632,395
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%	(122,213,129)
	NET ASSETS - 100.0%	$7,049,419,266

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3,052	CBOT 10 Year US Treasury Note	09/21/2022	$369,722,332	$5,833,409
4,655	CBOT 5 Year US Treasury Note	09/30/2022	529,399,185	3,689,995
2,457	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	507,800,475	24,750,787
	TOTAL FUTURES CONTRACTS			$34,274,191

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
39	CME Ultra Long-Term US Treasury Bond Future	09/21/2022	$6,174,207	$5,160
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $431,430,254 or 6.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond.

(f)	Rate disclosed is the seven-day effective yield as of July 31, 2022.

(g)	Each option contract allows the Fund to purchase or sell 1 underlying futures contract or 100 shares of the underlying security.

(h)	All or a portion of the security is on loan. Total loaned securities had a value of $876,226,353 at July 31, 2022.

(i)	Security purchased with cash proceeds of securities lending collateral.

(j)	Non-income producing security.

(k)	Affiliated Security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2022	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)

CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$222,750,000	$6,670,570	$13,595,266	$(6,924,696)
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	245,421,000	7,158,549	18,427,849	(11,269,300)
CDX North American High Yield Series 37	GS	12/20/2026	5.00%	332,640,000	10,016,936	6,726,082	3,290,854
CDX North American High Yield Series 38	GS	6/20/2027	5.00%	2,194,335,000	39,716,001	6,599,030	33,116,971
CDX North American High Yield Series 38	MS	6/20/2027	5.00%	216,909,000	3,925,908	706,857	3,219,051

TOTAL OPEN CREDIT DEFAULT SWAP					$67,487,964	$46,055,084	$21,432,880

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5%
	ADVERTISING & MARKETING — 0.2%
600,000	Interpublic Group of Companies, Inc.		5.4000	10/01/48	$600,344
1,300,000	Omnicom Group, Inc.		2.6000	08/01/31	1,133,137
					1,733,481
	AEROSPACE & DEFENSE — 3.2%
3,700,000	Boeing Company		4.8750	05/01/25	3,758,243
4,500,000	Boeing Company		2.1960	02/04/26	4,197,378
1,900,000	Boeing Company		5.0400	05/01/27	1,938,928
1,500,000	Boeing Company		5.1500	05/01/30	1,517,809
2,200,000	Boeing Company		5.7050	05/01/40	2,206,850
2,300,000	Boeing Company		5.8050	05/01/50	2,309,520
2,300,000	Boeing Company		5.9300	05/01/60	2,303,501
2,300,000	L3Harris Technologies, Inc.		4.4000	06/15/28	2,320,863
2,800,000	Northrop Grumman Corporation		3.2500	01/15/28	2,741,992
1,500,000	Northrop Grumman Corporation		4.0300	10/15/47	1,413,368
500,000	Northrop Grumman Corporation		5.2500	05/01/50	556,327
6,900,000	Raytheon Technologies Corporation		4.1250	11/16/28	7,006,203
2,900,000	Raytheon Technologies Corporation		2.8200	09/01/51	2,201,881
					34,472,863
	APPAREL & TEXTILE PRODUCTS — 0.2%
2,400,000	VF Corporation		2.4000	04/23/25	2,327,076

	ASSET MANAGEMENT — 0.5%
3,000,000	Ares Capital Corporation		2.1500	07/15/26	2,595,687
700,000	CI Financial Corporation		4.1000	06/15/51	485,115
800,000	FS KKR Capital Corporation		3.1250	10/12/28	657,892
2,200,000	Owl Rock Capital Corporation		3.4000	07/15/26	1,983,273
					5,721,967
	AUTOMOTIVE — 1.7%
500,000	Aptiv plc		3.1000	12/01/51	336,829
600,000	Aptiv plc / Aptiv Corporation		3.2500	03/01/32	531,133
300,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	241,703
900,000	BorgWarner, Inc.		2.6500	07/01/27	834,488
800,000	General Motors Company		6.6000	04/01/36	844,088
2,100,000	General Motors Company		6.2500	10/02/43	2,085,775

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	AUTOMOTIVE — 1.7% (Continued)
5,300,000	General Motors Financial Company, Inc.		1.7000	08/18/23	$5,177,451
5,500,000	General Motors Financial Company, Inc.		1.2500	01/08/26	4,964,708
2,900,000	General Motors Financial Company, Inc.		2.3500	01/08/31	2,342,548
400,000	Lear Corporation		5.2500	05/15/49	362,712
					17,721,435
	BANKING — 7.5%
5,000,000	Barclays plc		3.6500	03/16/25	4,923,670
3,800,000	Barclays plc(a)	H15T1Y + 1.200%	2.6670	03/10/32	3,124,310
6,900,000	Citigroup, Inc.		3.5000	05/15/23	6,910,450
1,200,000	Citigroup, Inc.		4.6000	03/09/26	1,222,576
2,500,000	Citigroup, Inc.		4.4500	09/29/27	2,509,260
900,000	Citigroup, Inc.		6.6250	06/15/32	1,018,409
1,100,000	Citigroup, Inc.		6.6750	09/13/43	1,319,751
1,400,000	Citigroup, Inc.		4.7500	05/18/46	1,326,645
4,400,000	Cooperatieve Rabobank UA		4.3750	08/04/25	4,417,531
4,800,000	Credit Suisse Group A.G.		4.5500	04/17/26	4,736,669
7,200,000	Deutsche Bank AG/New York NY(a)	SOFRRATE + 1.870%	2.1290	11/24/26	6,459,521
2,200,000	Fifth Third Bancorp		4.3000	01/16/24	2,220,735
1,000,000	Fifth Third Bancorp		8.2500	03/01/38	1,324,856
4,700,000	HSBC Holdings plc		4.2500	08/18/25	4,668,757
1,900,000	HSBC Holdings plc		6.5000	05/02/36	2,122,840
1,900,000	HSBC Holdings plc		6.5000	09/15/37	2,113,949
3,600,000	Lloyds Banking Group plc		4.6500	03/24/26	3,557,592
4,300,000	Natwest Group plc(a)	US0003M + 1.762%	4.2690	03/22/25	4,264,272
3,300,000	NatWest Group plc(a)	US0003M + 1.871%	4.4450	05/08/30	3,183,184
5,100,000	Santander Holdings USA, Inc.		3.4500	06/02/25	4,946,846
4,100,000	Santander UK Group Holdings plc(a)	SOFRRATE + 0.787%	1.0890	03/15/25	3,855,610
1,700,000	Wells Fargo & Company		4.3000	07/22/27	1,724,887
5,000,000	Wells Fargo & Company		4.9000	11/17/45	4,862,355
500,000	Wells Fargo & Company		4.7500	12/07/46	477,743
1,200,000	Westpac Banking Corp		2.9630	11/16/40	904,459
600,000	Westpac Banking Corporation		3.1330	11/18/41	464,710
					78,661,587

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	BEVERAGES — 2.6%
1,400,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	$1,410,254
3,800,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	3,920,626
5,000,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	5,100,846
1,700,000	Anheuser-Busch InBev Worldwide, Inc.		3.5000	06/01/30	1,670,154
1,200,000	Anheuser-Busch InBev Worldwide, Inc.		5.4500	01/23/39	1,297,146
1,800,000	Anheuser-Busch InBev Worldwide, Inc.		4.6000	04/15/48	1,750,855
2,700,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	2,999,501
2,700,000	Anheuser-Busch InBev Worldwide, Inc.		4.6000	06/01/60	2,597,597
1,300,000	Constellation Brands, Inc.		3.7000	12/06/26	1,285,821
1,400,000	Constellation Brands, Inc.		2.2500	08/01/31	1,194,180
1,200,000	Constellation Brands, Inc.		3.7500	05/01/50	1,024,969
1,000,000	Keurig Dr Pepper, Inc.		2.2500	03/15/31	863,926
1,000,000	Keurig Dr Pepper, Inc.		3.3500	03/15/51	787,823
1,300,000	Molson Coors Beverage Company		4.2000	07/15/46	1,142,784
					27,046,482
	BIOTECH & PHARMA — 6.3%
2,800,000	AbbVie Inc 4.700000 05/14/2045		4.7000	05/14/45	2,820,042
5,400,000	AbbVie, Inc.		2.6000	11/21/24	5,291,892
4,300,000	AbbVie, Inc.		2.9500	11/21/26	4,197,369
2,900,000	AbbVie, Inc.		4.5000	05/14/35	2,952,608
2,100,000	AbbVie, Inc.		4.0500	11/21/39	1,992,232
3,100,000	AbbVie, Inc.		4.2500	11/21/49	2,941,061
4,000,000	Amgen, Inc.		3.6250	05/22/24	4,020,626
1,900,000	Amgen, Inc.		2.2000	02/21/27	1,804,364
1,600,000	Amgen, Inc.		2.3000	02/25/31	1,423,104
2,300,000	Amgen, Inc.		2.8000	08/15/41	1,843,695
3,300,000	Amgen, Inc.		4.6630	06/15/51	3,309,439
700,000	Amgen, Inc.		2.7700	09/01/53	504,668
3,800,000	Biogen, Inc.		4.0500	09/15/25	3,828,626
1,200,000	Biogen, Inc.		3.1500	05/01/50	877,785
500,000	Biogen, Inc.		3.2500	02/15/51	374,951
900,000	Gilead Sciences, Inc.		0.7500	09/29/23	874,662
3,300,000	Gilead Sciences, Inc.		1.6500	10/01/30	2,825,623
1,900,000	Gilead Sciences, Inc.		4.8000	04/01/44	1,956,911

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	BIOTECH & PHARMA — 6.3% (Continued)
1,600,000	Gilead Sciences, Inc.		4.7500	03/01/46	$1,620,840
900,000	Mylan, Inc.		5.2000	04/15/48	734,289
800,000	Regeneron Pharmaceuticals, Inc.		1.7500	09/15/30	671,262
500,000	Regeneron Pharmaceuticals, Inc.		2.8000	09/15/50	364,099
1,900,000	Royalty Pharma plc		1.2000	09/02/25	1,740,852
1,200,000	Royalty Pharma plc		3.3000	09/02/40	945,726
700,000	Royalty Pharma plc		3.3500	09/02/51	503,507
6,700,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	6,759,901
3,500,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	3,653,041
2,000,000	Viatris, Inc.		2.7000	06/22/30	1,643,004
1,400,000	Viatris, Inc.		4.0000	06/22/50	980,761
2,200,000	Zoetis, Inc. Series 4006 IA		2.0000	05/15/30	1,917,990
					65,374,930
	CABLE & SATELLITE — 1.8%
3,700,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	3,756,593
3,500,000	Charter Communications Operating, LLC / Charter		2.8000	04/01/31	2,959,744
4,500,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	4,549,896
700,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	622,777
3,100,000	Charter Communications Operating, LLC / Charter		3.7000	04/01/51	2,204,230
900,000	Charter Communications Operating, LLC / Charter		3.8500	04/01/61	622,762
1,300,000	Charter Communications Operating, LLC / Charter		3.9500	06/30/62	920,373
700,000	Time Warner Cable, LLC		6.5500	05/01/37	733,339
2,800,000	Time Warner Cable, LLC		6.7500	06/15/39	2,872,167
					19,241,881
	CHEMICALS — 1.9%
1,400,000	Avery Dennison Corporation		2.2500	02/15/32	1,146,180
1,000,000	CF Industries, Inc.		5.3750	03/15/44	976,263
1,300,000	Dow Chemical Company		2.1000	11/15/30	1,115,134
2,100,000	Dow Chemical Company		3.6000	11/15/50	1,698,785
2,300,000	DuPont de Nemours, Inc.		4.7250	11/15/28	2,391,609
1,000,000	DuPont de Nemours, Inc.		5.4190	11/15/48	1,033,552
800,000	Eastman Chemical Company		4.5000	12/01/28	807,243
600,000	Eastman Chemical Company		4.6500	10/15/44	542,086
400,000	FMC Corporation		3.4500	10/01/29	375,170

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	CHEMICALS — 1.9% (Continued)
400,000	FMC Corporation		4.5000	10/01/49	$350,706
600,000	International Flavors & Fragrances, Inc.		5.0000	09/26/48	581,186
2,200,000	LYB International Finance III, LLC		4.2000	05/01/50	1,863,100
500,000	LYB International Finance III, LLC		3.8000	10/01/60	375,248
2,100,000	Mosaic Company		4.0500	11/15/27	2,104,067
900,000	Nutrien Ltd.		2.9500	05/13/30	826,054
500,000	Nutrien Ltd.		3.9500	05/13/50	448,320
1,600,000	Sherwin-Williams Company		3.4500	06/01/27	1,579,788
1,100,000	Sherwin-Williams Company		4.5000	06/01/47	1,030,054
700,000	Westlake Corporation		5.0000	08/15/46	674,666
					19,919,211
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,200,000	Block Financial, LLC		2.5000	07/15/28	1,065,270
3,600,000	Republic Services, Inc.		3.3750	11/15/27	3,529,375
900,000	Waste Connections, Inc.		2.2000	01/15/32	773,193
1,000,000	Waste Connections, Inc.		3.2000	06/01/32	933,081
500,000	Waste Connections, Inc.		2.9500	01/15/52	385,952
1,900,000	Waste Management, Inc.		1.5000	03/15/31	1,591,244
					8,278,115
	CONSTRUCTION MATERIALS — 0.3%
1,600,000	Carlisle Companies, Inc.		3.7500	12/01/27	1,553,484
900,000	Martin Marietta Materials, Inc.		3.2000	07/15/51	667,368
900,000	Vulcan Materials Company		3.5000	06/01/30	836,305
500,000	Vulcan Materials Company		4.5000	06/15/47	463,663
					3,520,820
	CONTAINERS & PACKAGING — 0.1%
1,500,000	WRKCo, Inc.		3.0000	06/15/33	1,319,835

	DIVERSIFIED INDUSTRIALS — 0.1%
600,000	Parker-Hannifin Corporation		4.0000	06/14/49	533,225

	E-COMMERCE DISCRETIONARY — 0.4%
3,400,000	eBay, Inc.		3.6000	06/05/27	3,369,534
600,000	eBay, Inc.		3.6500	05/10/51	492,327

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	E-COMMERCE DISCRETIONARY — 0.4% (Continued)
					$3,861,861
	ELECTRIC UTILITIES — 4.0%
1,500,000	AEP Texas, Inc. Series I		2.1000	07/01/30	1,290,594
1,100,000	AES Corporation		2.4500	01/15/31	932,651
700,000	Constellation Energy Generation, LLC		6.2500	10/01/39	749,843
1,600,000	Dominion Energy, Inc.		3.3750	04/01/30	1,524,477
1,200,000	Dominion Energy, Inc.		3.3000	04/15/41	1,002,050
2,700,000	DTE Energy Company Series C		2.5290	10/01/24	2,627,816
1,600,000	Duke Energy Corporation		2.4500	06/01/30	1,412,703
1,500,000	Duke Energy Corporation		3.7500	09/01/46	1,263,740
800,000	Duke Energy Corporation		3.5000	06/15/51	647,343
2,000,000	Entergy Corporation		2.4000	06/15/31	1,689,683
2,000,000	Eversource Energy		2.9000	03/01/27	1,923,974
700,000	Exelon Corporation		4.0500	04/15/30	697,477
1,400,000	Exelon Corporation		4.7000	04/15/50	1,389,405
1,300,000	Georgia Power Company		3.2500	03/15/51	1,016,532
500,000	Georgia Power Company		5.1250	05/15/52	533,415
3,200,000	NextEra Energy Capital Holdings, Inc.		2.2500	06/01/30	2,813,512
1,900,000	NextEra Energy Capital Holdings, Inc.		4.4500	06/20/25	1,960,809
2,000,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,848,457
1,600,000	Pacific Gas and Electric Company		3.2500	06/01/31	1,342,297
2,200,000	Pacific Gas and Electric Company		4.9500	07/01/50	1,841,774
800,000	Pacific Gas and Electric Company		3.5000	08/01/50	572,364
1,000,000	Pacific Gas and Electric Company		4.0000	12/01/46	724,037
800,000	Public Service Enterprise Group, Inc.		2.4500	11/15/31	700,971
800,000	Sempra Energy		3.4000	02/01/28	780,759
1,200,000	Sempra Energy		4.0000	02/01/48	1,067,251
4,300,000	Southern Company		2.9500	07/01/23	4,286,561
2,000,000	Southern Company		3.2500	07/01/26	1,968,339
1,400,000	Southern Company		4.4000	07/01/46	1,306,537
600,000	WEC Energy Group, Inc.		2.2000	12/15/28	541,750
1,500,000	Xcel Energy, Inc.		2.6000	12/01/29	1,358,456
					41,815,577

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	ELECTRICAL EQUIPMENT — 0.8%
1,100,000	Amphenol Corporation		2.2000	09/15/31	$937,608
1,400,000	Carrier Global Corporation		3.5770	04/05/50	1,124,286
1,100,000	Johnson Controls International plc / Tyco Fire & Security Finance SCA		2.0000	09/16/31	908,628
1,000,000	Keysight Technologies, Inc.		3.0000	10/30/29	915,310
1,800,000	Otis Worldwide Corporation		2.5650	02/15/30	1,614,259
600,000	Otis Worldwide Corporation		3.1120	02/15/40	486,747
1,700,000	Roper Technologies, Inc.		1.0000	09/15/25	1,558,641
1,000,000	Roper Technologies, Inc.		1.7500	02/15/31	818,513
					8,363,992
	ENGINEERING & CONSTRUCTION — 0.1%
800,000	Quanta Services, Inc.		3.0500	10/01/41	580,728

	ENTERTAINMENT CONTENT — 2.3%
900,000	Activision Blizzard, Inc.		2.5000	09/15/50	662,599
2,000,000	Discovery Communications, LLC		4.0000	09/15/55	1,470,369
600,000	Electronic Arts, Inc.		2.9500	02/15/51	461,076
1,000,000	Fox Corporation		4.7090	01/25/29	1,017,820
1,200,000	Fox Corporation		5.5760	01/25/49	1,229,866
4,700,000	Magallanes, Inc.(b)		3.4280	03/15/24	4,629,600
4,400,000	Magallanes, Inc.(b)		4.2790	03/15/32	4,109,919
4,900,000	Magallanes, Inc.(b)		5.1410	03/15/52	4,327,154
900,000	Paramount Global		4.9500	05/19/50	782,813
2,400,000	ViacomCBS, Inc.		4.7500	05/15/25	2,440,055
1,300,000	ViacomCBS, Inc.		4.9500	01/15/31	1,274,178
1,500,000	ViacomCBS, Inc.		4.3750	03/15/43	1,207,022
					23,612,471
	FINANCIAL — 0.2%
800,000	Blackstone Private Credit Fund(b)		4.7000	03/24/25	776,958
1,200,000	Blackstone Private Credit Fund(b)		3.2500	03/15/27	1,038,030
					1,814,988
	FOOD — 2.7%
800,000	Campbell Soup Company		4.8000	03/15/48	786,998
1,800,000	Conagra Brands, Inc.		1.3750	11/01/27	1,549,814
700,000	Conagra Brands, Inc.		5.4000	11/01/48	684,074

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	FOOD — 2.7% (Continued)
1,700,000	General Mills, Inc.		4.0000	04/17/25	$1,722,797
400,000	General Mills, Inc.		3.0000	02/01/51	310,810
2,900,000	J M Smucker Company		3.5000	03/15/25	2,904,165
700,000	J M Smucker Company		2.1250	03/15/32	590,060
600,000	J M Smucker Company		4.3750	03/15/45	552,460
700,000	Kellogg Company		4.5000	04/01/46	665,817
4,500,000	Kraft Heinz Foods Company		4.3750	06/01/46	3,997,372
3,000,000	McCormick & Co, Inc.		0.9000	02/15/26	2,717,831
800,000	McCormick & Co, Inc.		1.8500	02/15/31	667,389
4,000,000	Mondelez International, Inc.		1.5000	05/04/25	3,805,246
800,000	Mondelez International, Inc.		2.6250	09/04/50	581,121
4,200,000	Tyson Foods, Inc.		3.9500	08/15/24	4,228,919
1,200,000	Tyson Foods, Inc.		4.3500	03/01/29	1,226,439
1,300,000	Tyson Foods, Inc.		5.1000	09/28/48	1,386,245
					28,377,557
	GAS & WATER UTILITIES — 0.3%
600,000	Essential Utilities, Inc.		3.3510	04/15/50	473,423
1,100,000	NiSource, Inc.		3.6000	05/01/30	1,049,234
1,500,000	NiSource, Inc.		4.3750	05/15/47	1,403,415
					2,926,072
	HEALTH CARE FACILITIES & SERVICES — 4.9%
1,000,000	Aetna, Inc.		3.8750	08/15/47	870,054
1,100,000	AmerisourceBergen Corporation		2.7000	03/15/31	978,518
500,000	AmerisourceBergen Corporation		4.3000	12/15/47	478,435
7,100,000	Anthem, Inc.		0.4500	03/15/23	7,003,048
1,500,000	Anthem, Inc.		1.5000	03/15/26	1,399,089
1,600,000	Anthem, Inc.		2.5500	03/15/31	1,439,616
2,700,000	Anthem, Inc.		3.6000	03/15/51	2,343,685
700,000	Cardinal Health, Inc.		4.3680	06/15/47	627,836
3,300,000	Cigna Corporation		4.1250	11/15/25	3,351,954
3,000,000	Cigna Corporation		4.3750	10/15/28	3,063,938
2,300,000	Cigna Corporation		4.8000	07/15/46	2,304,706
1,500,000	Cigna Corporation		3.4000	03/15/51	1,231,888
4,100,000	CVS Health Corporation		5.0500	03/25/48	4,182,196

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.9% (Continued)
2,700,000	CVS Health Corporation		2.1250	09/15/31	$2,296,240
3,600,000	CVS Health Corporation		4.7800	03/25/38	3,632,739
2,000,000	HCA, Inc.		4.1250	06/15/29	1,928,808
1,400,000	HCA, Inc.		5.0000	03/15/24	1,419,868
2,300,000	HCA, Inc.		5.3750	02/01/25	2,349,961
1,900,000	HCA, Inc.		3.5000	09/01/30	1,736,894
1,200,000	HCA, Inc.		5.2500	06/15/49	1,133,283
1,100,000	HCA, Inc.		3.5000	07/15/51	821,651
800,000	Humana, Inc.		3.7000	03/23/29	786,675
800,000	Humana, Inc.		3.9500	08/15/49	714,382
800,000	Laboratory Corp of America Holdings		4.7000	02/01/45	760,329
3,300,000	Quest Diagnostics, Inc.		3.4500	06/01/26	3,277,441
1,100,000	Universal Health Services, Inc.(b)		2.6500	01/15/32	876,602
					51,009,836
	HOME & OFFICE PRODUCTS — 0.1%
600,000	Whirlpool Corporation		4.6000	05/15/50	542,368

	HOME CONSTRUCTION — 0.4%
2,600,000	DR Horton, Inc.		2.5000	10/15/24	2,517,364
1,900,000	Lennar Corporation		4.7500	11/29/27	1,918,983
					4,436,347
	HOUSEHOLD PRODUCTS — 0.1%
1,300,000	Clorox Company		1.8000	05/15/30	1,106,504

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
6,600,000	Goldman Sachs Group, Inc.		4.2500	10/21/25	6,680,022
2,000,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	2,021,424
800,000	Jefferies Group, LLC		6.2500	01/15/36	819,710
3,400,000	Morgan Stanley		5.0000	11/24/25	3,507,306
900,000	Nasdaq, Inc.		1.6500	01/15/31	744,783
300,000	Nasdaq, Inc.		3.2500	04/28/50	239,074
3,100,000	Nomura Holdings, Inc.		1.8510	07/16/25	2,886,045
					16,898,364

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	INSURANCE — 1.4%
500,000	Alleghany Corporation		3.2500	08/15/51	$385,139
1,000,000	Aon Corporation		2.8000	05/15/30	906,948
1,100,000	Aon plc		4.7500	05/15/45	1,056,453
400,000	Arch Capital Group Ltd.		3.6350	06/30/50	326,985
1,100,000	Athene Holding Ltd.		3.5000	01/15/31	962,827
600,000	Athene Holding Ltd.		3.9500	05/25/51	456,471
1,500,000	CNA Financial Corporation		3.4500	08/15/27	1,445,168
1,000,000	Corebridge Financial, Inc.(b)		4.4000	04/05/52	874,649
600,000	Equitable Holdings, Inc.		5.0000	04/20/48	583,949
900,000	Everest Reinsurance Holdings, Inc.		3.1250	10/15/52	668,343
1,100,000	Fairfax Financial Holdings Ltd.		3.3750	03/03/31	980,537
1,300,000	Hartford Financial Services Group, Inc.		2.8000	08/19/29	1,189,145
400,000	Hartford Financial Services Group, Inc.		3.6000	08/19/49	331,825
600,000	Jackson Financial, Inc.(b)		4.0000	11/23/51	425,843
700,000	Lincoln National Corporation		3.0500	01/15/30	635,076
500,000	Lincoln National Corporation		7.0000	06/15/40	590,169
700,000	Markel Corporation		5.0000	04/05/46	683,684
500,000	Markel Corporation		3.4500	05/07/52	388,605
600,000	Old Republic International Corporation		3.8500	06/11/51	478,103
1,000,000	Willis North America, Inc.		4.5000	09/15/28	998,176
400,000	Willis North America, Inc.		3.8750	09/15/49	324,369
					14,692,464
	INTERNET MEDIA & SERVICES — 0.6%
2,200,000	Expedia Group, Inc.		5.0000	02/15/26	2,225,709
1,100,000	Expedia Group, Inc.		3.2500	02/15/30	952,258
1,800,000	Netflix, Inc.		5.8750	11/15/28	1,871,820
1,100,000	VeriSign, Inc.		2.7000	06/15/31	939,640
					5,989,427
	LEISURE FACILITIES & SERVICES — 0.8%
1,600,000	McDonald’s Corporation		3.6000	07/01/30	1,577,606
900,000	McDonald’s Corporation		4.8750	12/09/45	947,346
2,400,000	McDonald’s Corporation		3.6250	09/01/49	2,112,571
700,000	Starbucks Corporation		3.8000	08/15/25	708,107
1,000,000	Starbucks Corporation		2.5500	11/15/30	893,598

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	LEISURE FACILITIES & SERVICES — 0.8% (Continued)
1,300,000	Starbucks Corporation		3.0000	02/14/32	$1,192,511
1,600,000	Starbucks Corporation		3.5000	11/15/50	1,336,728
					8,768,467
	LEISURE PRODUCTS — 0.1%
1,200,000	Hasbro, Inc.		3.5500	11/19/26	1,168,358

	MACHINERY — 0.6%
2,200,000	CNH Industrial Capital, LLC		1.8750	01/15/26	2,027,303
3,200,000	Parker-Hannifin Corporation		3.3000	11/21/24	3,172,698
1,500,000	Parker-Hannifin Corporation		3.2500	06/14/29	1,425,932
					6,625,933
	MEDICAL EQUIPMENT & DEVICES — 1.2%
1,100,000	Agilent Technologies, Inc.		2.3000	03/12/31	943,623
2,800,000	Baxter International, Inc.		1.9150	02/01/27	2,585,034
1,900,000	Becton Dickinson and Company		1.9570	02/11/31	1,618,535
1,200,000	Becton Dickinson and Company		3.7940	05/20/50	1,053,482
500,000	Danaher Corporation		2.8000	12/10/51	389,479
600,000	DH Europe Finance II Sarl		2.6000	11/15/29	557,680
1,600,000	DH Europe Finance II Sarl		3.2500	11/15/39	1,413,986
1,000,000	PerkinElmer, Inc.		1.9000	09/15/28	863,195
900,000	Smith & Nephew plc		2.0320	10/14/30	742,482
700,000	Stryker Corporation		1.1500	06/15/25	656,709
1,000,000	Stryker Corporation		4.6250	03/15/46	1,001,500
1,100,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	944,380
					12,770,085
	METALS & MINING — 0.5%
1,200,000	Barrick North America Finance, LLC		5.7000	05/30/41	1,289,619
1,400,000	Freeport-McMoRan, Inc.		4.1250	03/01/28	1,324,183
400,000	Freeport-McMoRan, Inc.		5.4000	11/14/34	399,314
1,000,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	939,116
1,100,000	Newmont Corporation		4.8750	03/15/42	1,093,035
					5,045,267
	OIL & GAS PRODUCERS — 8.8%
800,000	Boardwalk Pipelines, L.P.		3.4000	02/15/31	707,644

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	OIL & GAS PRODUCERS — 8.8% (Continued)
500,000	Canadian Natural Resources Ltd.		3.8500	06/01/27	$488,905
700,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	766,432
1,200,000	Cenovus Energy, Inc.		6.7500	11/15/39	1,342,653
400,000	Cenovus Energy, Inc.		3.7500	02/15/52	324,165
1,700,000	Cheniere Corpus Christi Holdings, LLC		5.8750	03/31/25	1,750,643
900,000	Cheniere Corpus Christi Holdings, LLC		2.7420	12/31/39	728,727
600,000	Continental Resources, Inc.		4.9000	06/01/44	485,178
1,100,000	Devon Energy Corporation		4.5000	01/15/30	1,069,459
800,000	Devon Energy Corporation		5.0000	06/15/45	780,836
1,500,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,413,866
400,000	Diamondback Energy, Inc.		4.4000	03/24/51	362,374
1,600,000	Enbridge, Inc.		2.5000	08/01/33	1,355,738
1,100,000	Enbridge, Inc.		4.0000	11/15/49	974,885
3,700,000	Energy Transfer Operating, L.P.		5.8750	01/15/24	3,781,487
1,500,000	Energy Transfer Operating, L.P.		5.5000	06/01/27	1,549,776
2,500,000	Energy Transfer Operating, L.P.		3.7500	05/15/30	2,327,582
200,000	Energy Transfer, L.P.		4.1500	09/15/29	189,807
600,000	Energy Transfer, L.P.		5.0000	05/15/44	529,605
2,500,000	Energy Transfer, L.P.		5.1500	03/15/45	2,248,885
2,700,000	Energy Transfer, L.P.		5.0000	05/15/50	2,406,131
1,200,000	Enterprise Products Operating, LLC		2.8000	01/31/30	1,091,177
1,300,000	Enterprise Products Operating, LLC		4.4500	02/15/43	1,218,716
800,000	Enterprise Products Operating, LLC		4.8500	03/15/44	774,992
1,000,000	Enterprise Products Operating, LLC		4.2500	02/15/48	909,741
700,000	Enterprise Products Operating, LLC		4.2000	01/31/50	624,988
1,000,000	Enterprise Products Operating, LLC		3.2000	02/15/52	768,614
800,000	Enterprise Products Operating, LLC		3.9500	01/31/60	666,394
1,300,000	Hess Corporation		5.6000	02/15/41	1,318,107
1,500,000	Kinder Morgan Energy Partners LP		6.9500	01/15/38	1,678,630
3,800,000	Kinder Morgan, Inc.		4.3000	06/01/25	3,837,699
1,700,000	Kinder Morgan, Inc.		5.5500	06/01/45	1,714,457
1,500,000	Kinder Morgan, Inc.		3.6000	02/15/51	1,184,113
600,000	Magellan Midstream Partners, L.P.		4.2500	09/15/46	518,400
900,000	Magellan Midstream Partners, L.P.		3.9500	03/01/50	742,679

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	OIL & GAS PRODUCERS — 8.8% (Continued)
800,000	Marathon Oil Corporation		6.6000	10/01/37	$881,009
1,400,000	Marathon Petroleum Corporation		4.7000	05/01/25	1,426,920
600,000	Marathon Petroleum Corporation		6.5000	03/01/41	672,844
3,900,000	MPLX, L.P.		4.8750	12/01/24	3,967,980
500,000	MPLX, L.P.		2.6500	08/15/30	433,637
1,300,000	MPLX, L.P.		4.5000	04/15/38	1,193,290
1,800,000	MPLX, L.P.		5.5000	02/15/49	1,760,231
700,000	ONEOK, Inc.		5.8500	01/15/26	734,930
700,000	ONEOK, Inc.		6.3500	01/15/31	752,084
1,600,000	ONEOK, Inc.		5.2000	07/15/48	1,503,103
3,400,000	Phillips 66		3.8500	04/09/25	3,436,796
1,900,000	Phillips 66		4.8750	11/15/44	1,935,873
2,300,000	Pioneer Natural Resources Company		1.1250	01/15/26	2,091,493
900,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	814,980
600,000	Plains All American Pipeline, L.P. / PAA Finance		5.1500	06/01/42	520,272
500,000	Plains All American Pipeline, L.P. / PAA Finance		4.9000	02/15/45	420,180
2,000,000	Sabine Pass Liquefaction, LLC		5.6250	03/01/25	2,057,272
1,500,000	Sabine Pass Liquefaction, LLC		4.5000	05/15/30	1,487,467
6,800,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	6,890,364
1,000,000	Suncor Energy, Inc.		5.9500	05/15/35	1,081,531
1,300,000	Suncor Energy, Inc.		3.7500	03/04/51	1,101,866
1,200,000	Targa Resources Corporation		4.2000	02/01/33	1,130,344
1,900,000	TransCanada PipeLines Ltd.		1.0000	10/12/24	1,785,703
1,100,000	TransCanada PipeLines Ltd.		4.2500	05/15/28	1,106,277
1,400,000	TransCanada PipeLines Ltd.		2.5000	10/12/31	1,210,014
1,300,000	TransCanada PipeLines Ltd.		7.6250	01/15/39	1,657,117
600,000	TransCanada PipeLines Ltd.		5.1000	03/15/49	627,628
2,100,000	Valero Energy Corporation		2.8000	12/01/31	1,838,450
800,000	Valero Energy Corporation		3.6500	12/01/51	645,129
1,400,000	Williams Companies, Inc.		2.6000	03/15/31	1,219,329
2,600,000	Williams Companies, Inc.		5.1000	09/15/45	2,541,891
					91,559,489
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
400,000	Halliburton Company		2.9200	03/01/30	367,428

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.4% (Continued)
1,000,000	Halliburton Company		4.8500	11/15/35	$1,008,736
600,000	Halliburton Company		7.4500	09/15/39	730,360
1,200,000	Halliburton Company		5.0000	11/15/45	1,170,170
200,000	National Oilwell Varco, Inc.		3.6000	12/01/29	182,690
600,000	NOV, Inc.		3.9500	12/01/42	446,117
					3,905,501
	PUBLISHING & BROADCASTING — 0.3%
2,800,000	Discovery Communications, LLC		3.9500	03/20/28	2,698,974

	REAL ESTATE INVESTMENT TRUSTS — 3.4%
1,700,000	Alexandria Real Estate Equities, Inc.		2.0000	05/18/32	1,399,979
600,000	Alexandria Real Estate Equities, Inc.		4.0000	02/01/50	516,339
2,200,000	American Tower Corporation		5.0000	02/15/24	2,240,365
3,100,000	American Tower Corporation		3.8000	08/15/29	2,971,164
1,000,000	American Tower Corporation		3.1000	06/15/50	741,648
3,200,000	Boston Properties, L.P.		2.9000	03/15/30	2,823,788
1,300,000	Brixmor Operating Partnership, L.P.		2.5000	08/16/31	1,048,937
2,300,000	Crown Castle International Corporation		3.2000	09/01/24	2,275,172
3,000,000	Crown Castle International Corporation		3.8000	02/15/28	2,921,474
1,500,000	Crown Castle International Corporation		2.9000	04/01/41	1,148,042
2,500,000	Digital Realty Trust, L.P.		3.7000	08/15/27	2,443,535
2,400,000	Equinix, Inc.		2.1500	07/15/30	2,035,727
400,000	Equinix, Inc.		2.9500	09/15/51	286,160
400,000	Federal Realty Investment Trust		4.5000	12/01/44	365,793
900,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	894,317
700,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3000	01/15/29	692,160
2,500,000	Healthcare Trust of America Holdings, L.P.		3.7500	07/01/27	2,430,386
1,500,000	Healthpeak Properties, Inc.		2.1250	12/01/28	1,333,212
1,000,000	Healthpeak Properties, Inc.		3.0000	01/15/30	907,389
800,000	Kimco Realty Corporation		2.7000	10/01/30	703,762
900,000	Omega Healthcare Investors, Inc.		3.2500	04/15/33	705,262
1,600,000	Ventas Realty, L.P.		4.7500	11/15/30	1,607,923
1,300,000	VICI Properties, L.P.		4.3750	05/15/25	1,286,838
1,600,000	Welltower, Inc.		2.8000	06/01/31	1,392,503

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.4% (Continued)
500,000	Welltower, Inc.		4.9500	09/01/48	$492,861
					35,664,736
	RETAIL - CONSUMER STAPLES — 0.6%
1,900,000	Dollar General Corporation		3.5000	04/03/30	1,821,585
2,100,000	Dollar Tree, Inc.		4.0000	05/15/25	2,114,357
900,000	Kroger Company		2.2000	05/01/30	791,900
1,000,000	Kroger Company		4.4500	02/01/47	968,236
500,000	Kroger Company		3.9500	01/15/50	452,489
					6,148,567
	RETAIL - DISCRETIONARY — 1.5%
6,900,000	AutoZone, Inc.		3.1250	07/15/23	6,865,204
800,000	Best Buy Company, Inc.		1.9500	10/01/30	662,243
600,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	422,987
2,800,000	Lowe’s Companies, Inc.		2.5000	04/15/26	2,712,031
1,600,000	Lowe’s Companies, Inc.		1.7000	10/15/30	1,346,546
2,600,000	Lowe’s Companies, Inc.		3.7000	04/15/46	2,200,872
1,900,000	O’Reilly Automotive, Inc.		3.9000	06/01/29	1,864,801
					16,074,684
	SEMICONDUCTORS — 1.9%
200,000	Broadcom, Inc.(b)		4.0000	04/15/29	192,135
3,800,000	Broadcom, Inc.(b)		2.4500	02/15/31	3,183,889
2,400,000	Broadcom, Inc.(b)		3.4190	04/15/33	2,076,117
4,100,000	Broadcom, Inc.(b)		3.1370	11/15/35	3,317,737
2,200,000	Broadcom, Inc.(b)		3.5000	02/15/41	1,764,711
1,200,000	Marvell Technology, Inc.		2.9500	04/15/31	1,039,177
2,900,000	Microchip Technology, Inc.		4.2500	09/01/25	2,890,135
1,200,000	Micron Technology, Inc.		4.6630	02/15/30	1,180,603
400,000	Micron Technology, Inc.		3.4770	11/01/51	290,926
2,300,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.8750	06/18/26	2,266,279
1,400,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		4.3000	06/18/29	1,370,267
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.2500	05/11/41	389,710
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.2500	11/30/51	362,196
					20,323,882

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	SOFTWARE — 3.0%
1,300,000	Autodesk, Inc.		2.4000	12/15/31	$1,115,801
1,100,000	Citrix Systems, Inc.		4.5000	12/01/27	1,105,449
2,200,000	Oracle Corporation		3.4000	07/08/24	2,190,466
5,100,000	Oracle Corporation		2.5000	04/01/25	4,923,869
1,400,000	Oracle Corporation		1.6500	03/25/26	1,287,758
5,200,000	Oracle Corporation		2.8750	03/25/31	4,493,662
5,800,000	Oracle Corporation		3.6500	03/25/41	4,548,713
5,100,000	Oracle Corporation		3.9500	03/25/51	3,986,006
1,600,000	Oracle Corporation		4.1000	03/25/61	1,210,017
1,000,000	ServiceNow, Inc.		1.4000	09/01/30	817,608
3,900,000	VMware, Inc.		3.9000	08/21/27	3,833,862
1,500,000	Workday, Inc.		3.5000	04/01/27	1,471,285
					30,984,496
	SPECIALTY FINANCE — 3.2%
2,100,000	AerCap Ireland Capital DAC / AerCap Global		3.1500	02/15/24	2,042,249
5,200,000	AerCap Ireland Capital DAC / AerCap Global		2.4500	10/29/26	4,627,772
2,700,000	AerCap Ireland Capital DAC / AerCap Global		4.6250	10/15/27	2,595,206
2,800,000	AerCap Ireland Capital DAC / AerCap Global		3.4000	10/29/33	2,318,002
1,700,000	Air Lease Corporation MTN		0.7000	02/15/24	1,612,312
1,600,000	Air Lease Corporation		2.8750	01/15/26	1,499,685
2,700,000	Air Lease Corporation		2.1000	09/01/28	2,242,585
1,500,000	Ally Financial, Inc.		2.2000	11/02/28	1,280,299
800,000	Ally Financial, Inc.		8.0000	11/01/31	908,051
7,000,000	Capital One Financial Corporation		2.6000	05/11/23	6,960,494
3,200,000	Discover Financial Services		4.1000	02/09/27	3,113,478
500,000	GATX Corporation		3.1000	06/01/51	350,482
4,100,000	Synchrony Financial		4.2500	08/15/24	4,105,430
					33,656,045
	STEEL — 0.5%
1,000,000	ArcelorMittal S.A.		4.2500	07/16/29	979,030
3,900,000	Nucor Corporation		2.0000	06/01/25	3,749,167
					4,728,197
	TECHNOLOGY HARDWARE — 1.9%
1,000,000	Arrow Electronics, Inc.		2.9500	02/15/32	850,959

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	TECHNOLOGY HARDWARE — 1.9% (Continued)
1,200,000	CDW, LLC / CDW Finance Corporation		3.2760	12/01/28	$1,057,069
500,000	Corning, Inc.		4.3750	11/15/57	445,430
600,000	Corning, Inc.		5.4500	11/15/79	576,666
2,500,000	Dell International, LLC / EMC Corporation(b)		3.4500	12/15/51	1,771,988
1,200,000	Flex Ltd.		4.8750	06/15/29	1,173,601
1,600,000	Hewlett Packard Enterprise Company		1.4500	04/01/24	1,549,378
1,000,000	Hewlett Packard Enterprise Company		6.3500	10/15/45	1,062,971
2,500,000	HP, Inc.		2.2000	06/17/25	2,394,031
1,200,000	HP, Inc.		4.7500	01/15/28	1,217,870
1,600,000	HP, Inc.		2.6500	06/17/31	1,327,207
1,400,000	Jabil, Inc.		3.9500	01/12/28	1,367,941
1,800,000	Motorola Solutions, Inc.		4.6000	02/23/28	1,803,585
1,700,000	Motorola Solutions, Inc.		5.6000	06/01/32	1,768,127
1,100,000	Western Digital Corporation		4.7500	02/15/26	1,084,948
					19,451,771
	TECHNOLOGY SERVICES — 2.1%
1,200,000	Broadridge Financial Solutions, Inc.		2.6000	05/01/31	1,046,921
1,400,000	Equifax, Inc.		2.3500	09/15/31	1,172,277
2,200,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	1,998,076
600,000	Fidelity National Information Services, Inc.		3.1000	03/01/41	458,966
5,200,000	Fiserv, Inc.		2.7500	07/01/24	5,126,590
1,800,000	Fiserv, Inc.		3.5000	07/01/29	1,709,971
600,000	Fiserv, Inc.		4.4000	07/01/49	545,598
3,600,000	Global Payments, Inc.		1.2000	03/01/26	3,239,006
600,000	Global Payments, Inc.		4.1500	08/15/49	482,032
1,300,000	Kyndryl Holdings, Inc.(b)		2.7000	10/15/28	1,045,038
1,200,000	Leidos, Inc.		4.3750	05/15/30	1,144,986
1,300,000	Moody’s Corporation		2.0000	08/19/31	1,107,402
1,000,000	Moody’s Corporation		2.5500	08/18/60	668,284
1,000,000	RELX Capital, Inc.		4.0000	03/18/29	1,002,106
700,000	Verisk Analytics, Inc.		3.6250	05/15/50	573,535
					21,320,788
	TELECOMMUNICATIONS — 8.0%
4,300,000	AT&T, Inc. B		0.9000	03/25/24	4,132,678

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	TELECOMMUNICATIONS — 8.0% (Continued)
7,900,000	AT&T, Inc.		2.7500	06/01/31	$7,101,073
7,600,000	AT&T, Inc.		3.5000	09/15/53	6,081,620
6,300,000	AT&T, Inc.		3.6500	09/15/59	4,948,555
1,400,000	Bell Telephone Company of Canada or Bell Canada		3.6500	03/17/51	1,183,458
1,300,000	British Telecommunications plc		9.6250	12/15/30	1,651,658
900,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	1,155,004
1,700,000	Orange S.A.		9.0000	03/01/31	2,247,735
600,000	Orange S.A.		5.3750	01/13/42	649,256
2,300,000	Rogers Communications, Inc.		3.6250	12/15/25	2,273,079
1,700,000	Rogers Communications, Inc.		5.0000	03/15/44	1,664,621
700,000	Rogers Communications, Inc.		3.7000	11/15/49	574,046
1,000,000	Telefonica Emisiones S.A.		7.0450	06/20/36	1,159,237
2,800,000	Telefonica Emisiones S.A.		4.6650	03/06/38	2,554,775
1,100,000	Telefonica Europe BV		8.2500	09/15/30	1,338,377
1,000,000	TELUS Corporation		4.6000	11/16/48	978,828
4,400,000	T-Mobile USA, Inc.		3.5000	04/15/25	4,350,528
3,500,000	T-Mobile USA, Inc.		3.7500	04/15/27	3,449,765
2,300,000	T-Mobile USA, Inc.		2.5500	02/15/31	2,011,934
2,300,000	T-Mobile USA, Inc.		3.0000	02/15/41	1,805,708
400,000	T-Mobile USA, Inc.		4.5000	04/15/50	374,392
1,900,000	T-Mobile USA, Inc.		3.3000	02/15/51	1,460,627
1,300,000	T-Mobile USA, Inc.		3.6000	11/15/60	1,004,794
4,000,000	Verizon Communications, Inc.		4.3290	09/21/28	4,104,407
4,600,000	Verizon Communications, Inc.		1.6800	10/30/30	3,858,790
4,800,000	Verizon Communications, Inc.		2.5500	03/21/31	4,277,589
4,500,000	Verizon Communications, Inc.		3.4000	03/22/41	3,870,621
4,500,000	Verizon Communications, Inc.		3.5500	03/22/51	3,800,321
3,400,000	Verizon Communications, Inc.		3.7000	03/22/61	2,825,714
2,100,000	Vodafone Group plc		4.3750	05/30/28	2,139,682
1,300,000	Vodafone Group plc		6.1500	02/27/37	1,452,770
2,600,000	Vodafone Group plc		5.2500	05/30/48	2,635,608
					83,117,252
	TOBACCO & CANNABIS — 1.0%
2,600,000	BAT Capital Corporation		3.2220	08/15/24	2,553,374

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 89.5% (Continued)
	TOBACCO & CANNABIS — 1.0% (Continued)
2,700,000	BAT Capital Corporation		3.5570	08/15/27	$2,527,742
600,000	BAT Capital Corporation		2.7260	03/25/31	487,026
1,400,000	BAT Capital Corporation		4.7420	03/16/32	1,280,726
1,900,000	BAT Capital Corporation		4.3900	08/15/37	1,577,922
3,200,000	BAT Capital Corporation		4.5400	08/15/47	2,412,126
					10,838,916
	TRANSPORTATION & LOGISTICS — 1.7%
1,000,000	Canadian Pacific Railway Company		2.0500	03/05/30	879,407
900,000	Canadian Pacific Railway Company		6.1250	09/15/15	1,003,440
2,700,000	CSX Corporation		3.3500	11/01/25	2,697,627
1,600,000	CSX Corporation		4.2500	03/15/29	1,642,000
3,300,000	CSX Corporation		2.5000	05/15/51	2,371,120
3,100,000	FedEx Corporation		3.1000	08/05/29	2,934,226
900,000	FedEx Corporation		3.2500	05/15/41	742,757
2,800,000	FedEx Corporation		4.7500	11/15/45	2,741,217
400,000	Kansas City Southern/Old		3.5000	05/01/50	334,361
2,400,000	Norfolk Southern Corporation		3.0500	05/15/50	1,900,166
900,000	Norfolk Southern Corporation		3.1550	05/15/55	707,549
					17,953,870
	TRANSPORTATION EQUIPMENT — 0.2%
1,600,000	Westinghouse Air Brake Technologies Corporation		4.9500	09/15/28	1,590,307

	WHOLESALE - CONSUMER STAPLES — 0.7%
1,300,000	Bunge Ltd. Finance Corporation		2.7500	05/14/31	1,124,167
5,000,000	Sysco Corporation		3.3000	07/15/26	4,941,340
1,300,000	Sysco Corporation		3.1500	12/14/51	1,000,481
					7,065,988
	TOTAL CORPORATE BONDS (Cost $913,378,025)				933,363,037

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
31,012,144	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 1.87%(c)				31,012,144

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.8% (Continued)
	MONEY MARKET FUNDS - 7.8% (Continued)
50,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.68%(c)	$49,985,000
	TOTAL MONEY MARKET FUNDS (Cost $81,012,144)	80,997,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $81,012,144)	80,997,144

	TOTAL INVESTMENTS - 97.3% (Cost $994,390,169)	$1,014,360,181
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%	28,120,437
	NET ASSETS - 100.0%	$1,042,480,618

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
565	CBOT 10 Year US Treasury Note	09/21/2022	$68,444,665	$2,147,954
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $30,410,370 or 2.9% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of July 31, 2022.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2022	Value	Upfront Premiums Paid/Received	Unrealized Appreciation
CDX North American High Yield Series 38	GS	6/20/2027	5.00%	$31,680,000	$573,387	$(814,484)	1,387,871
CDX North American Investment Grade Series 38	GS	6/20/2027	1.00%	200,000,000	2,034,933	22,678	2,012,255
TOTAL OPEN CREDIT DEFAULT SWAP					$2,608,320	$(791,806)	$3,400,126

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.1%
	AUTOMOTIVE — 4.3%
2,000,000	Ford Motor Credit Company, LLC		4.2500	09/20/22	$2,007,300

	BANKING — 4.3%
2,000,000	JPMorgan Chase & Company(a)	US0003M + 1.230%	4.0130	10/24/23	2,001,464

	E-COMMERCE DISCRETIONARY — 3.4%
1,604,000	eBay, Inc.(a)	US0003M + 0.870%	3.6760	01/30/23	1,604,941

	ELECTRIC UTILITIES — 2.1%
1,000,000	PPL Electric Utilities Corporation(a)	US0003M + 0.250%	2.4840	09/28/23	994,841

	FOOD — 8.5%
1,000,000	General Mills, Inc.		2.6000	10/12/22	1,000,264
2,000,000	McCormick & Co, Inc.		2.7000	08/15/22	2,000,000
1,000,000	Mondelez International Holdings Netherlands BV(b)		2.1250	09/19/22	998,645
					3,998,909
	HEALTH CARE FACILITIES & SERVICES — 6.9%
2,000,000	Cigna Corporation(a)	US0003M + 0.890%	3.4020	07/15/23	2,005,259
1,247,000	CVS Health Corporation		4.7500	12/01/22	1,251,193
					3,256,452
	LEISURE FACILITIES & SERVICES — 5.2%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	969,512
1,500,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	1.6100	02/14/24	1,485,786
					2,455,298
	MACHINERY — 2.1%
1,000,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	1,003,072

	MEDICAL EQUIPMENT & DEVICES — 6.2%
2,000,000	PerkinElmer, Inc.		0.5500	09/15/23	1,928,781
1,000,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	972,711
					2,901,492
	OIL & GAS PRODUCERS — 6.4%
1,000,000	Chevron USA, Inc.(a)	US0003M + 0.200%	1.5990	08/11/23	1,000,751

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.1% (Continued)
	OIL & GAS PRODUCERS — 6.4% (Continued)
1,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	1.8200	02/16/24	$986,930
1,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	1,000,730
					2,988,411
	SOFTWARE — 2.1%
1,000,000	Oracle Corporation		2.5000	10/15/22	998,760

	TECHNOLOGY HARDWARE — 2.2%
1,000,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	1,011,261

	TELECOMMUNICATIONS — 2.1%
1,000,000	Sprint Communications, Inc.		6.0000	11/15/22	1,006,335

	TOBACCO & CANNABIS — 4.3%
2,000,000	Altria Group, Inc.		2.8500	08/09/22	2,000,112

	TOTAL CORPORATE BONDS (Cost $28,401,013)				28,228,648

	MUNICIPAL BONDS — 7.9%
	INCOME TAX FINANCING — 2.1%
1,000,000	New York State Dormitory Authority		2.0090	03/15/23	992,561

	MULTI-FAMILY HOUSING — 2.1%
1,000,000	New York City Housing Development Corporation		2.3240	01/01/23	994,738

	STATE — 3.7%
1,750,000	State of Hawaii		0.2470	10/01/22	1,743,390

	TOTAL MUNICIPAL BONDS (Cost $3,750,000)				3,730,689

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 25.7%
	MONEY MARKET FUNDS - 25.7%
10,091,901	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 1.87%(c)	$10,091,901
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.68%(c)	1,999,400
	TOTAL MONEY MARKET FUNDS (Cost $12,091,901)	12,091,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,091,901)	12,091,301

	TOTAL INVESTMENTS - 93.7% (Cost $44,242,914)	$44,050,638
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.3%	2,960,265
	NET ASSETS - 100.0%	$47,010,903

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
228	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	$47,121,900	$2,067,137
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

US0003M	ICE LIBOR USD 3 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $998,645 or 2.1% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of July 31, 2022.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.3%
	AEROSPACE & DEFENSE — 5.2%
2,000,000	Boeing Company		1.1670	02/04/23	$1,975,334
750,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	725,411
					2,700,745
	ASSET MANAGEMENT — 3.8%
2,000,000	Blackstone Holdings Finance Company, LLC(a)		4.7500	02/15/23	2,001,292

	AUTOMOTIVE — 7.0%
2,000,000	Ford Motor Credit Company, LLC		4.2500	09/20/22	2,007,300
750,000	Hyundai Capital America(a)		3.2500	09/20/22	749,992
900,000	Toyota Motor Credit Corporation(b)	US0003M + 0.640%	3.4060	04/26/23	899,096
					3,656,388
	BANKING — 1.9%
1,000,000	Deutsche Bank A.G.(b)	US0003M + 1.190%	2.6010	11/16/22	1,000,552

	CONSTRUCTION MATERIALS — 5.7%
1,500,000	Carlisle Companies, Inc.		3.7500	11/15/22	1,500,624
1,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	1,451,737
					2,952,361
	E-COMMERCE DISCRETIONARY — 5.7%
3,000,000	eBay, Inc.(b)	US0003M + 0.870%	3.6760	01/30/23	3,001,760

	ELECTRIC UTILITIES — 5.7%
1,000,000	Florida Power & Light Company(b)	SOFRINDX + 0.380%	1.9480	01/12/24	988,473
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 0.270%	1.7750	02/22/23	995,309
1,000,000	PPL Electric Utilities Corporation(b)	US0003M + 0.250%	2.4840	09/28/23	994,841
					2,978,623
	FOOD — 2.9%
750,000	Conagra Brands, Inc.		0.5000	08/11/23	727,771
800,000	Mondelez International Holdings Netherlands BV(a)		2.1250	09/19/22	798,916
					1,526,687
	INSTITUTIONAL FINANCIAL SERVICES — 6.7%
1,500,000	Goldman Sachs Group, Inc.(b)	US0003M + 0.750%	2.2550	02/23/23	1,498,141
1,000,000	JPMorgan Chase Financial Company, LLC		2.5000	05/01/23	994,842

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.7% (Continued)
1,000,000	Morgan Stanley(b)	US0003M + 1.220%	2.5910	05/08/24	$1,000,412
					3,493,395
	INSURANCE — 0.4%
200,000	Intact US Holdings, Inc.		4.6000	11/09/22	200,629

	LEISURE FACILITIES & SERVICES — 5.6%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	969,512
2,000,000	Starbucks Corporation(b)	SOFRINDX + 0.420%	1.6100	02/14/24	1,981,048
					2,950,560
	MACHINERY — 1.0%
500,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	501,536

	MEDICAL EQUIPMENT & DEVICES — 3.2%
1,000,000	PerkinElmer, Inc.		0.5500	09/15/23	964,391
750,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	729,533
					1,693,924
	METALS & MINING — 2.7%
1,438,000	Glencore Funding, LLC(a)		3.0000	10/27/22	1,432,107

	OIL & GAS PRODUCERS — 6.0%
1,500,000	Enbridge, Inc.(b)	SOFRINDX + 0.630%	1.8200	02/16/24	1,480,394
1,665,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	1,666,216
					3,146,610
	REAL ESTATE SERVICES — 2.6%
1,350,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	1,350,917

	RETAIL - CONSUMER STAPLES — 3.8%
1,000,000	7-Eleven, Inc.(a)		0.6250	02/10/23	984,397
1,000,000	Dollar General Corporation		3.2500	04/15/23	998,204
					1,982,601
	SEMICONDUCTORS — 1.9%
1,000,000	Skyworks Solutions, Inc.		0.9000	06/01/23	972,495

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.3% (Continued)
	SOFTWARE — 2.9%
1,500,000	Oracle Corporation		2.5000	10/15/22	$1,498,140

	SPECIALTY FINANCE — 3.8%
2,000,000	Air Lease Corporation(b)	US0003M + 0.350%	2.1790	12/15/22	1,996,632

	TECHNOLOGY HARDWARE — 2.9%
1,500,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	1,516,891

	TELECOMMUNICATIONS — 3.9%
2,000,000	Sprint Communications, Inc.		6.0000	11/15/22	2,012,670

	TOTAL CORPORATE BONDS (Cost $44,908,216)				44,567,515

	MUNICIPAL BONDS — 13.4%
	APPROPRIATION — 0.8%
425,000	City of Kansas City MO		2.7540	04/01/23	423,497

	COMBINED UTILITIES — 1.6%
850,000	City of San Antonio TX Electric & Gas Systems		2.4120	02/01/23	846,561

	INCOME TAX FINANCING — 1.9%
1,000,000	New York State Dormitory Authority		2.0090	03/15/23	992,561

	MULTI-FAMILY HOUSING — 5.7%
3,000,000	New York City Housing Development Corporation		2.3240	01/01/23	2,984,214

	OTHER — 1.0%
500,000	Oregon State Lottery		2.4770	04/01/23	497,181

	SCHOOL DISTRICT — 1.9%
1,000,000	San Juan Unified School District		2.1800	08/01/22	1,000,000

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 13.4% (Continued)
	TAX INCREMENT FINANCING — 0.5%
240,000	City of Portland OR	3.0830	06/15/23	$238,783

	TOTAL MUNICIPAL BONDS (Cost $7,015,000)			6,982,797

	COMMERCIAL PAPER - 1.9%
1,000,000	Hilltop Securities Incorporated	3.3500	09/07/22	996,526

	TOTAL COMMERCIAL PAPER (Cost $996,526)			996,526

Shares
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
430,285	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 1.87% (Cost $430,285)(c)			430,285

	TOTAL INVESTMENTS - 101.4% (Cost $53,350,027)			$52,977,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(710,694)
	NET ASSETS - 100.0%			$52,266,429

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $5,966,704 or 11.4% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Rate disclosed is the seven-day effective yield as of July 31, 2022.